Cash and cash equivalents - Additional Information (Details) € in Thousands, $ in Millions		1 Months Ended		4 Months Ended	12 Months Ended
	Jul. 07, 2023 USD ($)	Aug. 31, 2023 EUR (€)	Aug. 31, 2023 USD ($)	Dec. 31, 2023 EUR (€)	Dec. 31, 2023 EUR (€)	Dec. 31, 2022 EUR (€)	Dec. 31, 2021 EUR (€)
Disclosure of classes of share capital
Increase in cash and cash equivalents					€ 33,895	€ (42,533)	€ (35,230)
Proceeds from issuing shares				€ 57,400
EIB fixed rate loan
Disclosure of classes of share capital
Repayments of current borrowings					€ 5,400
Janssen
Disclosure of classes of share capital
Collaboration agreement, upfront payment license fee	$ 30	€ 27,500	$ 30